Share capital	6 Months Ended
Jun. 30, 2024
Share capital
Share capital

21.Share capital

As of June 30, 2024, the share capital amounted to €134 (December 31, 2023: €137), comprising 117,319,824 fully paid-up ordinary shares with a par value of $0.000001. Excluding the 27,701,628 treasury shares, there were 117,319,824 shares issued and outstanding June 30, 2024 and December 31, 2023.

Ordinary share

LGHL ordinary shares have a par value of $0.000001 and are ranked equally with regard to the LGHL’s residual assets. Amounts received above the par value are recorded as share premium. Each holder of LGHL ordinary shares will be entitled to one vote per share. LGHL ordinary shares are listed on NYSE under the trading symbol “LANV”.